UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21894

Cohen & Steers Emerging Markets Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.1%
AUSTRALIA 0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	$0
AUSTRIA 5.5%
DIVERSIFIED 3.5%
Immofinanz Immobilien Anlagen AG (USD)	420,360	1,720,738
RETAIL 2.0%
Atrium European Real Estate Ltd.	176,988	993,624
TOTAL AUSTRIA		2,714,362
BRAZIL 12.5%
RESIDENTIAL 5.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	135,062	964,411
Direcional Engenharia SA	83,429	493,695
Even Construtora e Incorporadora SA	128,777	479,241
Ez Tec Empreendimentos e Participacoes SA	55,385	667,383
		2,604,730
RETAIL 7.2%
Aliansce Shopping Centers SA	53,244	491,049
BR Malls Participacoes SA	228,881	2,028,612
Multiplan Empreendimentos Imobiliarios SA	47,196	1,041,835
		3,561,496
TOTAL BRAZIL		6,166,226
CHINA 3.8%
RESIDENTIAL
China Vanke Co., Ltd. (HKD)	1,039,211	1,889,328
HONG KONG (d) 27.9%
DIVERSIFIED 9.4%
China Resources Land Ltd.	1,306,000	3,586,802
Longfor Properties Co., Ltd.	697,000	1,067,662
		4,654,464
RESIDENTIAL 18.5%
China Overseas Land & Investment Ltd.	2,062,000	5,928,954
Country Garden Holdings Co.	1,857,950	1,049,283
Greentown China Holdings Ltd.	795,000	1,584,752

	Number of Shares	Value
Guangzhou R&F Properties Co., Ltd. Class H	356,400	$553,285
		9,116,274
TOTAL HONG KONG		13,770,738
INDIA 1.3%
RESIDENTIAL 0.5%
Prestige Estates Projects Ltd.	127,480	271,607
RETAIL 0.8%
Phoenix Mills Ltd.	94,701	378,617
TOTAL INDIA		650,224
INDONESIA 6.4%
DIVERSIFIED 2.4%
Lippo Karawaci Tbk PT	9,622,500	1,198,424
RESIDENTIAL 4.0%
Alam Sutera Realty Tbk PT	5,177,500	352,639
Ciputra Development Tbk PT	7,184,000	803,853
Summarecon Agung Tbk PT	8,211,002	798,930
		1,955,422
TOTAL INDONESIA		3,153,846
MALAYSIA 5.8%
DIVERSIFIED 0.9%
SP Setia Berhad	437,900	450,859
RESIDENTIAL 4.4%
IJM Land Berhad	1,146,700	1,003,893
Mah Sing Group Berhad	1,586,100	1,192,997
		2,196,890
RETAIL 0.5%
CapitaMalls Malaysia Trust	477,100	229,432
TOTAL MALAYSIA		2,877,181
MEXICO 2.4%
DIVERSIFIED 1.2%
Corp. Inmobiliaria Vesta SAB de CV	150,704	313,614
TF Administradora Industrial S de RL de CV	117,586	244,235
		557,849
HOTEL 1.2%
Concentradora Fibra Hotelera Mexicana SA de CV	299,007	594,140

	Number of Shares	Value
TOTAL MEXICO		$1,151,989
PHILIPPINES 10.8%
DIVERSIFIED 8.4%
Ayala Land	3,815,491	2,644,400
Filinvest Land	21,047,677	862,649
Megaworld Corp.	8,369,000	624,351
		4,131,400
RETAIL 2.4%
SM Prime Holdings	2,929,489	1,185,826
TOTAL PHILIPPINES		5,317,226
SINGAPORE 3.5%
DIVERSIFIED 1.7%
Mapletree Greater China Commercial Trust(c),(d)	1,125,000	832,120
RETAIL 1.8%
CapitaRetail China Trust	745,000	896,920
TOTAL SINGAPORE		1,729,040
SOUTH AFRICA 10.0%
DIVERSIFIED 5.5%
Growthpoint Properties Ltd.	881,342	2,220,887
Redefine Properties Ltd.	509,039	506,692
		2,727,579
RETAIL 4.5%
Hyprop Investments Ltd.	170,794	1,296,687
Resilient Property Income Fund Ltd.	174,775	915,906
		2,212,593
TOTAL SOUTH AFRICA		4,940,172
THAILAND 4.1%
RESIDENTIAL 2.6%
AP Thailand PCL	1,253,200	234,224
LPN Development PCL	393,800	267,986
Supalai PCL	1,572,900	778,912
		1,281,122
RETAIL 1.5%
Central Pattana PCL	539,800	741,578
TOTAL THAILAND		2,022,700

		Number of Shares	Value
UNITED ARAB EMIRATES 3.1%
DIVERSIFIED
Emaar Properties PJSC		934,785	$1,519,375
TOTAL COMMON STOCK (Identified cost—$41,556,481)			47,902,407
CLOSED-END FUNDS 1.4%
BRAZIL 1.0%
OFFICE
FII BTG Pactual Corporate Office Fund		8,300	485,699
THAILAND 0.4%
RETAIL
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund		510,000	216,709
TOTAL CLOSED-END FUNDS (Identified cost—$860,668)			702,408
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		300,001	300,001
Federated Government Obligations Fund, 0.01%(e)		300,001	300,001
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$600,002)			600,002
TOTAL INVESTMENTS (Identified cost—$43,017,151)	99.7%		49,204,817
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		123,940
NET ASSETS	100.0%		$49,328,757

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)     Non-income producing security.

(d)    Investments comply with emerging markets definition as disclosed in the Fund’s prospectus.

(e)     Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of July 31, 2013, there were $1,046,897 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of July 31, 2013.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$47,902,407	$47,902,407	$—	$—	(a)
Closed-End Funds	702,408	702,408	—	—
Money Market Funds	600,002	—	600,002	—
Total Investments(b)	$49,204,817	$48,604,815	$600,002	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of July 31, 2013, the federal tax cost and net unrealized appreciation and depreciation on securities were as follows:

Cost for federal income tax purposes	$43,017,151
Gross unrealized appreciation	$7,777,506
Gross unrealized depreciation	(1,589,840)
Net unrealized appreciation	$6,187,666

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: September 20, 2013